Other Income (Loss), Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income (Loss), Net
Schedule of other income

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Gains on marketable securities, realized portion	—	—	734,904
Gains (loss) on marketable securities, unrealized portion	679,626	(8,598,962)	804,621
Recognize (reverse) reimbursement income from depository agent	542,056	721,813	(55,997)
Gain from sales of properties held for sale	1,348,003	417,610	45,936
Gain from bargain purchase	392,524	—	—
Foreign exchange loss	(1,453,940)	(1,051,883)	(379,530)
Loss from disposal of subsidiaries	—	(1,054,348)	—
Amortized discounts related to liability for exclusive rights with Baidu	—	(891,441)	(1,882,804)

Total other income (loss)	1,508,269	(10,457,211)	(732,870)